Share-Based Awards - Schedule of Assumptions Used (Detail)	0 Months Ended
Feb. 18, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.33%
Dividend yield	5.00%
Expected volatility range	39.03%